Mergers, Acquisitions, and Dispositions - Changes in Ownership Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Changes in Ownership Interest [Line Items]
Net income attributable to common shareholders	$ 1,706	$ 1,963	$ 2,936
Acquisition of CENG noncontrolling interest	885	$ 0	$ 0
Deferred Tax Liability Adjustment - Noncontrolling Interest	$ (290)